STOCK-BASED COMPENSATION - Summary Of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 24, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Options to purchase shares of common stock activity
Exercised	(8,854,131)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Aggregate Intrinsic Value [Abstract]
Aggregate intrinsic value of options exercised		$ 17,102	$ 15,068	$ 9,671
tax benefit		$ 1,401	$ 13	$ 2,652
Stock options
Options to purchase shares of common stock activity
Outstanding at January 1, 2020		47,454,726
Granted		5,685,264
Exercised		(2,976,620)
Settled in cash		(3,395,817)
Forfeited		(1,827,384)
Outstanding December 31, 2020		44,940,169	47,454,726
Exercisable December 31, 2020		30,931,098
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding January 1, 2020		$ 3.92
Granted		1.46
Exercised		1.86
Settled in cash		1.32
Forfeited		2.14
Outstanding December 31, 2020		4.01	$ 3.92
Exercisable December 31, 2020		$ 2.12
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding January 1, 2020		6 years 3 months 21 days	6 years 8 months 12 days
Outstanding December 31, 2020		6 years 3 months 21 days	6 years 8 months 12 days
Exercisable December 31, 2020		5 years 4 months 20 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Aggregate Intrinsic Value [Abstract]
Outstanding January 1, 2020		$ 232,538	$ 83,639
Outstanding December 31, 2020		232,538	$ 83,639
Exercisable December 31, 2020		$ 161,762